Summary of Significant Accounting Policies and Practices - Schedule of Estimated Useful Lives of Intangible Assets (Details)	Jun. 30, 2025
Computer software [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Intangible assets of estimated useful lives	3 years
Computer software [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Intangible assets of estimated useful lives	5 years
Patent [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Intangible assets of estimated useful lives	10 years